CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31,
	2018	2017

Cash for immediate withdrawal in USD	$2,069	$2,609
Cash for immediate withdrawal in NIS	3,415	748
Cash for immediate withdrawal in Euro and other currencies	326	78

	$5,810	$3,435